SERIES A CONVERTIBLE PREFERRED STOCK (Details Narrative)		9 Months Ended		12 Months Ended
	Nov. 17, 2017 USD ($) shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares
Class of Stock [Line Items]
Preferred stock, shares authorized | shares		20,000,000		20,000,000	20,000,000
Preferred stock, par value | $ / shares		$ 0.0001		$ 0.0001	$ 0.0001
Net proceeds | $			$ 1,000,000	$ 1,000,000	$ 2,000,000
Preferred stock, shares conversion | shares		16,667
Preferred stock face value | $				$ 1,294,117
Private Placement [Member] | Accredited Investors [Member]
Class of Stock [Line Items]
Net proceeds | $	$ 1,164,713
Private Placement [Member] | Accredited Investors [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Net proceeds | $	770,100
Private Placement [Member] | Accredited Investors [Member] | Warrant [Member]
Class of Stock [Line Items]
Net proceeds | $	393,945
Private Placement [Member] | Accredited Investors [Member] | Common Stock [Member]
Class of Stock [Line Items]
Net proceeds | $	$ 667
Revision of Prior Period, Reclassification, Adjustment [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized | shares				20,000,000
Preferred stock, par value | $ / shares				$ 0.0001
Preferred stock face value | $				$ 1,294,117	$ 1,294,117
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized | shares		110,000		500,000	500,000
Preferred stock, par value | $ / shares		$ 0.0001		$ 0.001	$ 0.001
Preferred stock, convertible, conversion ratio		12.00%		12.00%
Preferred stock, convertible, conversion ratio		1
Preferred stock, voting rights				The company should not, without the affirmative vote of 76% of the Series A stockholders alter or adversely change the powers, preferences or rights of the Series A Convertible Preferred Stock.
Preferred Stock, shares issued | shares		0		345,528	345,528
Series A Convertible Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized | shares				16,667
Preferred stock, par value | $ / shares				$ 0.001
Series A Convertible Preferred Stock [Member] | Private Placement [Member] | Accredited Investors [Member]
Class of Stock [Line Items]
Preferred Stock, shares issued | shares	345,528
Preferred stock, shares conversion | shares	345,528
Preferred stock redemption premium | $	$ 129,412
Preferred stock face value | $	1,294,117
Preferred stock redemption value | $	1,423,529
Beneficial conversion feature | $	$ 1,048,034
Series A Convertible Preferred Stock [Member] | Private Placement [Member] | Western Acquisition Ventures Corp [Member]
Class of Stock [Line Items]
Preferred stock, par value | $ / shares		$ 0.0001
Preferred Stock, shares issued | shares		106,816
Series A Convertible Preferred Stock [Member] | Minimum [Member]
Class of Stock [Line Items]
Preferred stock, convertible, conversion ratio				1
Series A Convertible Preferred Stock [Member] | Maximum [Member]
Class of Stock [Line Items]
Preferred stock, convertible, conversion ratio				25.6938
Series A Convertible Preferred Stock [Member] | Revision of Prior Period, Reclassification, Adjustment [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized | shares				110,000
Preferred stock, par value | $ / shares				$ 0.0001
Preferred stock, convertible, conversion ratio				10.00%
Preferred Stock, shares issued | shares				0